UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549

					    FORM N-CSR

			CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

				Investment Company Act file number 811-4503

				    Tax-Free Trust of Arizona
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30/09

				Date of reporting period:	6/30/09


						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



ANNUAL
REPORT

JUNE 30, 2009

                          A TAX-FREE INCOME INVESTMENT

                       [LOGO OF TAX-FREE TRUST OF ARIZONA:
                  EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
                        "TAX-FREE TRUST OF ARIZONA"] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS (R)

[LOGO OF TAX-FREE TRUST OF ARIZONA:
EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
"TAX-FREE TRUST OF ARIZONA"](R)

              SERVING ARIZONA INVESTORS FOR MORE THAN TWO DECADES

                           TAX-FREE TRUST OF ARIZONA

                       "SOME COMFORT IN UNSETTLING TIMES"

                                                                    August, 2009

Dear Fellow Shareholder:

      We know it. And, you know it too. The United States has seen better economic days.

      Like it or not, unpleasant market cycles do occur periodically. This tends to distract some people's focus from the longer-term objective that influenced their investment decision in the first place.

      Our shareholder and financial professional surveys have consistently indicated over the years that the original investment objective and decision for investors in Tax-Free Trust of Arizona, has generally been aligned with the Trust's objective: to seek as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital.

      How does the Trust seek to fulfill its and your investment objective?

      Perhaps the single most significant matter we wish to emphasize is the element of professional management that we have continually sought to bring to bear on your behalf. The job of investment managers is to be keen observers of the scene, setting aside emotions. This is particularly true in the constantly changing environment that exists today. One must make every effort to be as objective as possible, adjusting the portfolio of investments as necessary, to try to be of most benefit to shareholders.

      Management of Tax-Tree Trust of Arizona and its municipal bond portfolio management team believe that when you are dealing with investments, quality counts.

      As you may recall, there are nine separate credit ratings assignable to municipal securities, ranging from the most conservative to the highly speculative. For protection of investors' capital, the Trust intentionally limits its purchases to securities rated (or, if unrated, deemed by the Manager to be) investment grade quality - that is rated within the four highest credit ratings: AAA, AA, A, and BBB.

      In general, the higher the quality rating of a municipal security, the greater or more reliable the cash flow there is for the municipality to cover interest and principal payments when due

                        NOT A PART OF THE ANNUAL REPORT
on the security. While exaggerated price changes may occur in emotionally charged securities markets, they normally are not reflective of a municipal issuer's capability to pay interest and principal in a timely manner on any particular security. It is the cash flow and solidness of the municipal issuer that count - and this is reflected in the quality level of the credit rating.

      We can assure you that the Trust's portfolio management team pays considerable attention to this factor before any security is purchased for the portfolio as well as in conducting continuing analysis and evaluation with each and every security once it is a part of the Trust's investment portfolio. It is additionally important for you to know that, with any insured securities, our portfolio management team has always sought to look beyond the insurance to the credit quality of the underlying issuer rather than relying upon any insurance.

      We fully recognize that the current times can be unsettling. However, we hope that you are comforted to know that we believe you have a knowledgeable team of financial experts, which has continually sought to carefully choose the securities in the Trust's portfolio and seeks to continuously monitor your investment in Tax-Free Trust of Arizona.

                                   Sincerely,

                                [PHOTO OMITTED]

/s/ Lacy B. Herrmann                            /s/ Diana P. Herrmann

Lacy B. Herrmann                                Diana P. Herrmann
Founder and Chairman Emeritus                   President

                        NOT A PART OF THE ANNUAL REPORT

               SERVING ARIZONA INVESTORS FOR MORE THAN TWO DECADES

                            TAX-FREE TRUST OF ARIZONA

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

      A year ago we wrote of challenges not experienced in the twenty plus years of managing the Trust. We talked of double-digit inflation fears and the record high price of $150 for a barrel of oil and $4 for a gallon of gas. We acknowledged an already struggling housing market and a stock market down 20% from its all-time high. We talked of liquidity problems in the municipal market due to auction rate preferred securities and credit concerns associated with the demise of several municipal bond insurers. We concluded uncertainty would rule the day and the course to follow was "better safe than sorry."

      Little did we know that several months later "sub-prime" investing would claim Lehman Brothers as a major casualty and send the equity markets into a six-month downturn. We all know what followed with equity markets losing 50% of their value, an unprecedented flight to safety and the demise of Wall Street's Bear Stearns and Merrill Lynch. The financial crisis produced the worst economic downturn since the 1930's and today the housing market remains weak, the consumer heavenly indebted, jobs are tough to find, but the markets are rebounding in anticipation of better times ahead. Through all of this how has the Trust performed?

      The Trust's net asset value (Class A shares) stood at $10.19 on June 30, 2008. During the next twelve months the Trust's value gyrated from a low in October, 2008 of $9.28 to a high in mid-May, 2009 of $10.31. The range of $1.03 was the widest of any fiscal year in the Trust's twenty-three year history. The Trust's value (Class A shares) stood at $10.14 on June 30, 2009 for a modest 0.49% decline for the fiscal year. Income was unchanged from the previous year at $0.43/share for a positive total return of 3.86%. This compared favorably to the median return of the twelve Arizona funds of 2.43% for the one year period ended June 30, 2009.

      Throughout the twelve months, the municipal yield curve has been historically steep. By comparison, on June 30, 2008 two-year municipals were yielding 2.68% and 30-year municipals 4.83% for a curve of 215 basis points (100 basis point=1%). On June 30, 2009 two-year municipals were yielding 0.98% and 30-year municipals 4.67% or a curve steepness of 369 basis points. The effect of the steep curve has found us putting monies to work at the longer end of the curve. Thus, the Trust's average maturity increased slightly during the year from approximately 12 years to 12.3 years. Moreover the Trust's duration, a bond's price sensitivity to changes in interest rates, increased from 5.7 years to 6.2 years.

      Going forward we intend to closely monitor the slowing of economic activity and its effect on Arizona's budget. It is logical to assume that budget cuts at the state level will invariably impact the operations of not only the state but very likely all the cities and towns, school districts, universities and other public entities within the state. As of June 30 2009, we continued to maintain a portfolio of Arizona municipal bonds with over 65% carrying a rating of AAA, AA or prerefunded. With insured municipals no longer receiving AAA ratings and local revenues, particularly sales taxes, continuing to suffer, we anticipate a decline in the credit ratings for some of our holdings during the coming year. However, we remain very confident in the ability of the issuers to pay off all of our individual holdings in the Trust's portfolio.

      As mentioned, credit analysis of our holdings has taken on added importance within the changing municipal market. Market liquidity is no longer a given. Under this environment, we believe our long-term goal of providing a stable net asset value while giving our shareholders substantial tax-free income takes on even greater significance. Thus, for the coming year we reiterate the challenge faced. We plan to continue to assess the credit paying ability of the Arizona entities we purchase, determine if the marketplace is valuing such securities fairly and seek to maintain as high a level as possible of tax-free income for our shareholders while endeavoring to minimize the price swings of our net asset value.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Arizona for the 10-year period ended June 30, 2009 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the "Barclays Capital Index") (formerly known as the Lehman Brothers Quality Intermediate Municipal Bond Index) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance for the limited number of states in which the Tax-Free Trust of Arizona may invest.

[Graphic of a line chart with the following information:]

                             TFTA                   TFTA
         Cost of     Trust Class A Shares   Trust Class A Shares     Barclays
      Living Index      no sales charge       with sales charge    Capital Index
6/99     10,000             10,000                  9,600             10,000
6/00     10,373             10,189                  9,780             10,403
6/01     10,710             11,079                 10,634             11,322
6/02     10,824             11,779                 11,306             12,110
6/03     11,053             12,827                 12,312             13,057
6/04     11,414             12,705                 12,194             13,102
6/05     11,703             13,619                 13,071             13,807
6/06     12,208             13,627                 13,079             13,854
6/07     12,536             14,173                 13,603             14,434
6/08     13,166             14,512                 13.929             15,214
6/09     12,978             15,128                 14,520             16,238

                                                   AVERAGE ANNUAL TOTAL RETURN
                                                 FOR PERIODS ENDED JUNE 30, 2009
                                              -------------------------------------
                                                                            SINCE
                                              1 YEAR   5 YEARS  10 YEARS  INCEPTION
                                              ------   -------  --------  ---------
Class A (commenced operations on 3/13/86)
   With Maximum Sales Charge ............     (0.25)%   2.64%     3.80%     5.68%
   Without Sales Charge .................      3.86     3.48      4.23      5.87
Class C (commenced operations on 4/01/96)
   With CDSC ............................      1.95     2.60      3.34      3.69
   Without CDSC .........................      2.98     2.60      3.34      3.69
Class Y (commenced operations on 4/01/96)
   No Sales Charge ......................      4.02     3.62      4.38      4.88
Barclays Capital Index ..................      6.73     4.39      4.97      5.86*  (Class A)
                                                                            5.04** (Class C&Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

* From commencement of the index on 1/1/87.
** From commencement of operations on 4/1/96.

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Trust of Arizona:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Trust of Arizona as of June 30, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 2005 were audited by other auditors, whose report dated August 12, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Arizona as of June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 28, 2009

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2009

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (17.3%)                                S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  Bullhead City Parkway Improvement District
$       850,000   6.100%, 01/01/11 ........................................    Baa2/NR      $    855,720
        815,000   6.100%, 01/01/12 ........................................    Baa2/NR           818,928
                  Coconino & Yavapai Counties Joint Unified School
                     District No. 9 Sedona
      1,000,000   5.375%, 07/01/28 ........................................     A1/A+          1,011,940
                  Flagstaff Improvement District (Aspen Place Sawmill)
      2,500,000   5.000%, 01/01/32 ........................................     A1/NR          2,332,650
                  Gila Co. Unified School District No. 10 (Payson)
      1,000,000   3.000%, 07/01/28 (coupon converts to 5.75% on
                     7/01/10) .............................................     A2/NR            979,550
                  Gilbert Improvement District No. 19
        335,000   5.200%, 01/01/23 ........................................      A3/A            338,025
                  Gilbert Improvement District No. 20
        700,000   5.100%, 01/01/29 ........................................      A1/A            677,334
                  Goodyear, Arizona Refunding
      1,000,000   5.000%, 07/01/29 ........................................     A1/A+            952,630
                  Goodyear McDowell Road Commercial Corridor
                  Improvement District
      2,000,000   5.250%, 01/01/32 AMBAC Insured ..........................    A3/BBB+         1,782,600
                  Graham Co. Unified School District No. 1 (Safford)
        185,000   5.000%, 07/01/10 National-re FGIC Insured ...............    Baa1/NR           185,035
                  Graham Co. Unified School District No. 4 (Thatcher)
        400,000   5.000%, 07/01/10 FSA Insured ............................    Aa3/NR+           404,936
        400,000   4.750%, 07/01/12 FSA Insured ............................    Aa3/NR+           421,312
                  Greenlee Co. School District No. 18 (Morenci)
        150,000   5.000%, 07/01/11 ........................................    Baa3/NR           158,298
                  Maricopa Co. Elementary School District No. 8
                     (Osborn)
        920,000   6.250%, 07/01/22 ........................................      NR/A            985,228
                  Maricopa Co. Elementary School District No. 21
                     (Murphy)
        300,000   8.000%, 07/01/24 ........................................    Baa2/NR           310,620
                  Maricopa Co. Elementary School District No. 38
                     (Madison)
        730,000   5.000%, 07/01/22 National-re Insured ....................    Baa1/A+           767,325

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                            S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  Maricopa Co. Elementary School District No. 68
                     (Alhambra)
$     3,000,000   5.500%, 07/01/14 FSA Insured ............................    Aa3/NR+      $  3,346,410
                  Maricopa Co. High School District No. 210
                     (Phoenix Union)
      2,245,000   5.000%, 07/01/23 FSA Insured (pre-refunded) .............    Aa3/AAA         2,560,804
                  Maricopa Co. Unified School District No. 24
                     (Gila Bend)
        945,000   5.500%, 07/01/22 ........................................     NR/NR*           756,236
                  Maricopa Co. Unified School District No. 69
                     (Paradise Valley)
      1,400,000   5.800%, 07/01/09 AMBAC Insured ..........................     Aa3/A          1,400,000
      1,000,000   5.300%, 07/01/11 National-re Insured ....................     Aa3/A+         1,066,770
                  Maricopa Co. Unified School District No. 89 (Dysart)
      2,185,000   5.500%, 07/01/22 National-re FGIC Insured ...............     NR/A+          2,371,184
      1,300,000   5.000%, 07/01/25 Syncora Guarantee Inc. Insured .........     NR/A+          1,334,671
      1,500,000   6.000%, 07/01/28 ........................................     NR/A+          1,578,660
                  Maricopa Co. Unified School District No. 90
                     (Saddle Mountain)
      1,200,000   5.000%, 07/01/13 ........................................   Baa3/NR+++       1,268,052
                  Maricopa Co. Unified School District No. 95
                     (Queen Creek)
        500,000   5.000%, 07/01/27 FSA Insured ............................    Aa3/NR+           433,495
                  Mohave Co. Unified School District No. 20 (Kingman)
      1,175,000   5.250%, 07/01/24 FSA Insured ............................    Aa3/AAA         1,238,650
      1,000,000   5.000%, 07/01/26  Assured Guaranty Insured ..............    Aa2/AAA         1,022,080
                  Navajo Co. Unified School District No. 2
                     (Joseph City)
      1,250,000   5.000%, 07/01/18 ........................................    Baa2/NR         1,154,100
                  Navajo Co. Unified School District No. 6
                     (Heber-Overgaard)
        500,000   5.500%, 07/01/28  Assured Guaranty Insured ..............     NR/AAA           514,310
                  Phoenix, Arizona
      1,000,000   6.250%, 07/01/16 ........................................    Aa1/AAA         1,204,160
      1,240,000   6.250%, 07/01/17 ........................................    Aa1/AAA         1,497,870
      1,000,000   5.375%, 07/01/20 ........................................    Aa1/AAA         1,077,440
      3,250,000   5.375%, 07/01/25 (pre-refunded) .........................    Aa1/AAA         3,407,982

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                            S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  Pima Co. Unified School District No.1 (Tucson)
$     1,500,000   5.000%, 07/01/27 FSA Insured ............................    Aa3/AAA      $  1,557,165
                  Pima Co. Unified School District No. 8
                     (Flowing Wells)
      1,000,000   5.000%, 07/01/28 FSA Insured ............................    Aa3/AAA         1,010,960
                  Pinal Co. Unified School District No. 1 (Florence)
      1,500,000   5.000%, 07/01/27 National-re FGIC Insured ...............      NR/A          1,494,705
                  Pinewood Sanitary District
        605,000   6.500%, 07/01/09 ........................................     NR/NR*           605,000
                  Prescott Valley Sewer Collection Improvement District
        168,000   7.900%, 01/01/12 ........................................    NR/BBB+           173,448
                  Queen Creek Improvement District No. 1
      1,500,000   5.000%, 01/01/32 ........................................    Baa2/BBB        1,173,375
                  Scottsdale, Arizona
      3,140,000   5.000%, 07/01/19 ........................................    Aaa/AAA         3,269,996
                  Show Low Improvement District No. 6
        950,000   6.000%, 01/01/18 ACA Insured ............................     NR/NR*           827,659
                  Tempe, Arizona
      1,015,000   5.400%, 07/01/11 ........................................    Aa1/AAA         1,097,794
                  Tempe Improvement District (Pier Town Lake)
      1,500,000   5.000%, 01/01/29 ........................................     Aa3/NR         1,518,615
                                                                                            ------------
                  Total General Obligation Bonds ..........................                   52,943,722
                                                                                            ------------

                  REVENUE BONDS (82.2%)
                  ---------------------------------------------------------

                  AIRPORT REVENUE BONDS (1.6%)
                  Phoenix Civic Improvement Corp. Airport Revenue
                     Bonds
      1,000,000   5.250%, 07/01/18 AMT ....................................    Aa3/AA-         1,007,830
      1,000,000   5.250%, 07/01/19 AMT ....................................    Aa3/AA-         1,000,700
      2,200,000   5.250%, 07/01/27 AMT, National-re FGIC Insured ..........    Aa3/AA-         2,061,290
                  Tucson Airport Authority Revenue Bonds
      1,000,000   5.000%, 12/01/25 National-re Insured AMT ................     A2/NR            895,970
                                                                                            ------------
                  Total Airport Revenue Bonds .............................                    4,965,790
                                                                                            ------------

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                       S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  BASIC SERVICE REVENUE BONDS (14.4%)
                  Arizona School Facilities Board Revenue Bonds
$     1,000,000   5.500%, 07/01/10 ........................................    Aaa/AAA      $  1,048,610
      1,000,000   5.750%, 07/01/18  AMBAC Insured (pre-refunded) ..........     NR/BBB         1,173,480
                  Arizona Transportation Board Revenue Bonds
      1,000,000   6.250%, 07/01/16 (pre-refunded) .........................    Aa1/AAA         1,000,000
      2,000,000   5.000%, 07/01/22 ........................................    Aa1/AAA         2,118,620
      1,000,000   5.250%, 07/01/24 ........................................    Aa1/AAA         1,069,020
      1,000,000   5.000%, 07/01/28 ........................................    Aa1/AAA         1,041,870
      3,755,000   5.000%, 07/01/33 ........................................    Aa1/AAA         3,803,777
                  Avondale Municipal Development Corp. Water
                     Utility Bonds
        700,000   5.200%, 07/01/13 National-re Insured ....................     Baa1/A           700,084
                  Buckeye Excise Tax Revenue Bonds
        500,000   5.900%, 08/01/20 AMBAC Insured ..........................     NR/A+            517,345
                  Casa Grande Excise Tax Revenue Bonds
        440,000   5.200%, 04/01/17 National-re Insured ....................    Baa1/NR           440,326
      1,835,000   5.000%, 04/01/21 AMBAC Insured ..........................    A3/NR++         1,890,178
                  Chandler Street & Highway User Revenue Bonds
        985,000   5.400%, 07/01/13 National-re Insured ....................    Aa3/AA-           985,118
                  Glendale Western Loop 101 Public Facilities Excise
                     Tax Revenue Bonds
      1,000,000   6.250%, 07/01/38 ........................................     A2/AA          1,029,450
                  Greater Arizona Development Authority Revenue
                     Bonds
      2,000,000   5.000%, 08/01/22 National-re Insured ....................     A3/A+          2,062,360
      2,000,000   5.000%, 08/01/28 ........................................     A1/AA-         2,005,040
      1,200,000   5.500%, 08/01/29 ........................................     A1/AA-         1,225,452
      1,200,000   5.000%, 08/01/29 ........................................     A1/AA-         1,177,596
                  Mesa Utility System
      1,000,000   6.500%, 07/01/09 National-re FGIC Insured ...............     A1/AA          1,000,000
                  Phoenix Civic Improvement Corp. Wastewater
                     Revenue Bonds
      1,500,000   5.500%, 07/01/24 National-re FGIC Insured ...............    Aa3/AAA         1,729,740

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                       S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  BASIC SERVICE REVENUE BONDS (CONTINUED)
                  Phoenix Street & Highway User Revenue Bonds
$       500,000   6.250%, 07/01/11 ........................................     A1/AA       $    500,060
        305,000   6.250%, 07/01/11 National-re Insured ....................     A1/AA            305,037
      2,925,000   zero coupon, 07/01/13 National-re FGIC Insured ..........     A1/AA          2,597,634
                  Puerto Rico Highway & Transportation Revenue Bonds
      2,000,000   5.500%, 07/01/19 FSA Insured ............................    Aa3/AAA         2,103,540
                  Rio Nuevo Facilities District (Tucson) Excise Tax
                     Revenue Bonds
      1,500,000   6.500%, 07/15/24 Assured Guaranty Insured ...............    Aa2/AAA         1,646,955
                  Scottsdale Municipal Property Corp. Water &
                     Sewer Project
      2,000,000   5.000%, 07/01/28 ........................................    Aa1/AAA         2,098,860
                  Scottsdale Preserve Authority Excise Tax Revenue Bonds
      1,185,000   5.250%, 07/01/18 ........................................     Aa2/AA         1,231,381
      1,255,000   5.250%, 07/01/19 ........................................     Aa2/AA         1,298,975
                  Tempe Excise Tax Revenue Bonds
      2,000,000   5.250%, 07/01/19 (pre-refunded) .........................    Aa2/AAA         2,279,980
      1,000,000   5.000%, 07/01/33 ........................................    Aa3/AAA         1,012,990
                  Tucson Water System Revenue Bonds
      2,200,000   5.500%, 07/01/18 National-re FGIC Insured ...............    Aa3/AA-         2,350,414
                  Yuma Municipal Property Corp. Utility System
                     Revenue Bonds
        500,000   5.000%, 07/01/22 Syncora Guarantee Inc. Insured .........     A3/A+            500,650
                                                                                            ------------
                  Total Basic Service Revenue Bonds .......................                   43,944,542
                                                                                            ------------

                  HOSPITAL REVENUE BONDS (21.6%)
                  Arizona Health Facilities Authority (Banner Health)
      1,500,000   5.000%, 01/01/25 ........................................     NR/A+          1,431,585
      2,500,000   5.375%, 01/01/32 ........................................     NR/A+          2,428,700
                  Arizona Health Facilities Authority (Blood Systems)
        500,000   4.750%, 04/01/25 ........................................      NR/A            475,465
                  Arizona Health Facilities Authority (Northern Arizona
                     Healthcare System)
      1,000,000   5.250%, 10/01/16 National-re Insured ....................    Baa1/A+         1,001,730

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                       S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  HOSPITAL REVENUE BONDS (CONTINUED)
                  Arizona Health Facilities Authority (Phoenix Children's
                     Hospital)
$     1,000,000   5.375%, 02/15/18 (pre-refunded) .........................    Baa3/NR      $  1,103,470
      1,465,000   6.250%, 11/15/29 (pre-refunded) .........................    Baa3/NR         1,493,758
                  Arizona Health Facilities Authority (Samaritan Health)
      2,325,000   5.625%, 12/01/15 National-re Insured ETM ................      NR/A          2,589,934
                  Arizona Health Facilities Authority Hospital System
                     (John C. Lincoln Hospital)
      1,330,000   5.750%, 12/01/32 (pre-refunded) .........................     NR/BBB         1,531,375
                  Flagstaff Industrial Development Authority (Northern
                     Arizona Senior Living Center)
      1,985,000   5.600%, 07/01/25 ........................................     NR/NR*         1,500,878
                  Glendale Industrial Development Authority
                  (John C. Lincoln Hospital)
      1,000,000   5.250%, 12/01/22 ........................................     NR/BBB           940,310
      1,500,000   5.000%, 12/01/35 ........................................     NR/BBB         1,216,080
      2,000,000   5.000%, 12/01/42 ........................................     NR/BBB         1,574,880
                  Maricopa Co. Hospital Revenue (Sun Health)
      3,345,000   5.000%, 04/01/17 (pre-refunded) .........................     NR/NR*         3,770,116
      1,500,000   5.000%, 04/01/25 (pre-refunded) .........................     NR/NR*         1,623,765
      2,500,000   5.000%, 04/01/35 (pre-refunded) .........................     NR/NR*         2,738,150
                  Maricopa Co. Industrial Development Authority
                     (Catholic Healthcare West-St. Joseph's Hospital)
      1,770,000   5.000%, 07/01/21 ........................................      A2/A          1,717,024
      2,300,000   5.375%, 07/01/23 ........................................      A2/A          2,252,436
      6,990,000   5.250%, 07/01/32 ........................................      A2/A          6,337,344
                  Mesa Industrial Development Authority
                     (Discovery Health)
      4,100,000   5.750%, 01/01/25 National-re Insured (pre-refunded) .....     Baa1/A         4,245,673
                  Phoenix Industrial Development Authority (John C.
                     Lincoln Hospital)
      1,270,000   5.500%, 12/01/13 FSA Insured ............................    Aa3/AAA         1,270,864
                  Scottsdale Industrial Development Authority
                     (Scottsdale Healthcare System)
      1,405,000   5.500%, 09/01/12 AMBAC Insured ETM ......................     NR/BBB         1,495,904
      1,000,000   5.000%, 09/01/18 ........................................    A3/BBB+           980,520

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                       S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  HOSPITAL REVENUE BONDS (CONTINUED)
                  Scottsdale Industrial Development Authority
                     (Scottsdale Healthcare System) (continued)
$     4,000,000   5.250%, 09/01/30 ........................................    A3/BBB+      $  3,508,080
      9,600,000   5.800%, 12/01/31 (pre-refunded) .........................     NR/NR*        10,709,184
                  University Medical Center Hospital Revenue Bonds
      3,050,000   5.000%, 07/01/35 ........................................   Baa1/BBB+        2,515,915
        500,000   6.500%, 07/01/39 ........................................   Baa1/BBB+          500,395
                  Yavapai Co. Industrial Development Authority (Yavapai
                     Regional Medical Center)
      1,130,000   5.125%, 12/01/13 FSA Insured ............................    Aa3/AAA         1,131,424
      1,250,000   5.625%, 08/01/37 ........................................    Baa2/NR         1,065,613
                  Yuma Co. Industrial Development Authority (Yuma
                     Regional Medical Center)
      1,220,000   5.500%, 08/01/18 FSA Insured (pre-refunded) .............    Aa3/AAA         1,333,253
      1,500,000   5.500%, 08/01/19 FSA Insured (pre-refunded) .............    Aa3/AAA         1,639,245
                                                                                            ------------
                  Total Hospital Revenue Bonds ............................                   66,123,070
                                                                                            ------------

                  LEASE REVENUE BONDS (15.7%)
                  Arizona Municipal Finance Program No. 20
        860,000   7.700%, 08/01/10 National-re Insured ETM ................      NR/A            899,809
                  Arizona School Facilities Board Certificates of
                     Participation Lease Revenue Bonds
      3,000,000   5.500%, 09/01/23 ........................................     A1/AA-         3,029,850
                  Arizona State University Certificates of Participation
                     Lease Revenue Bonds
      2,000,000   5.375%, 07/01/19 National-re Insured (pre-refunded) .....     NR/AA-         2,236,060
                  Cave Creek Certificates of Participation Lease
                     Revenue Bonds
        365,000   5.750%, 07/01/19 ........................................      NR/A            367,070
                  Downtown Phoenix Hotel Corp. Lease Revenue Bonds
      4,760,000   5.250%, 07/01/26 FGIC Insured ...........................   Baa3/BBB-        3,862,502
                  Gilbert Public Facilities Municipal Property Corp.
                     Lease Revenue Bonds
      1,000,000   4.900%, 07/01/21 AMBAC Insured ..........................     Aa3/AA         1,026,790
        850,000   5.000%, 07/01/23 ........................................     Aa3/AA           870,128

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                       S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  LEASE REVENUE BONDS (CONTINUED)
                  Gilbert Water Resource Municipal Property Corp.
                     Lease Revenue Bonds
$       375,000   5.000%, 04/01/17 ........................................    NR/NR+++     $    375,030
      2,000,000   4.900%, 04/01/19 ........................................    NR/NR+++        1,930,960
      2,000,000   5.000%, 10/01/29 National-re Insured ....................    Baa1/A+         1,984,760
                  Goodyear Public Improvement Corp. Lease Revenue
      1,000,000   6.000%, 07/01/31 ........................................     A2/AA-         1,047,340
                  Green Valley Municipal Property Corp. Lease
                     Revenue Bonds
      1,250,000   5.250%, 07/01/33 ........................................     NR/A+          1,181,613
                  Marana Municipal Property Corp. Lease Revenue
      1,505,000   5.125%, 07/01/28 ........................................     NR/AA          1,506,776
                  Mohave Co. Industrial Development Authority
                     Correctional Facilities Lease Revenue
      1,000,000   8.000%, 05/01/25 ........................................    NR/BBB+         1,099,100
                  Navajo Co. Municipal Property Corp. Lease
                     Revenue Bonds
      1,000,000   6.250%, 07/01/20 ACA Insured ............................     NR/NR*           915,230
                  Nogales Municipal Development Authority
      1,000,000   5.000%, 06/01/27 AMBAC Insured ..........................    Baa2/BBB          861,720
                  Oro Valley Municipal Property Corp.
      1,000,000   5.000%, 07/01/23 ........................................    Baa1/AA-        1,000,350
                  Phoenix Civic Improvement Corp. (Civic Plaza)
      1,000,000   zero coupon, 07/01/23 National-re FGIC Insured
                     (coupon converts to 5.50% on 7/01/13) ................     A1/AA            862,250
                  Phoenix Industrial Development Authority (Capital
                     Mall Project)
      1,530,000   5.250%, 09/15/17 AMBAC Insured (pre-refunded) ...........     A1/AA-         1,614,716
      2,000,000   5.375%, 09/15/22 AMBAC Insured (pre-refunded) ...........     A1/AA-         2,113,700
                  Pinal Co. Certificates of Participation Lease Revenue
                     Bonds
      2,000,000   5.125%, 06/01/21 AMBAC Insured ..........................      NR/A          2,020,560
      3,230,000   5.250%, 12/01/21 ........................................      NR/A          3,180,710
      1,250,000   5.000%, 12/01/29 ........................................      NR/A          1,101,613
                  Pinal Co. Correctional Facilities
      1,470,000   5.250%, 10/01/21 ACA Insured ............................     NR/BBB         1,242,429

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                       S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  LEASE REVENUE BONDS (CONTINUED)
                  Pinetop Fire District Certificates of Participation Lease
                     Revenue Bonds
$     1,000,000   7.500%, 12/15/23 ........................................    Baa2/NR      $    980,120
                  Puerto Rico Public Buildings Authority
      1,000,000   5.250%, 07/01/13 ........................................   Baa3/BBB-          997,150
      2,000,000   7.000%, 07/01/21 ........................................   Baa3/BBB-        2,077,240
                  Scottsdale Municipal Property Corp. Excise Tax
                     Revenue Bonds
      3,000,000   zero coupon, 07/01/20 AMBAC Insured (coupon
                     converts to 4.50% on 7/01/13) ........................    Aa1/AAA         2,531,340
                  Sierra Vista Municipal Property Corp. Lease Revenue
                     Bonds
      1,465,000   5.000%, 01/01/18 AMBAC Insured ..........................     A3/AA          1,465,000
      1,225,000   5.000%, 01/01/18 AMBAC Insured ..........................     A3/AA          1,225,894
        700,000   5.125%, 01/01/21 AMBAC Insured ..........................     A3/AA            700,532
                  Surprise Municipal Property Corp. Lease Revenue
                     Bonds
      2,000,000   4.900%, 04/01/32 ........................................    NR/NR+++        1,455,820
                  Willcox Municipal Property Corp.
        295,000   4.625%, 07/01/21 ........................................     NR/A-            298,599
                                                                                            ------------
                  Total Lease Revenue Bonds ...............................                   48,062,761
                                                                                            ------------

                  MORTGAGE REVENUE BONDS (8.8%)
                  Agua Fria Ranch Community Facilities District
        600,000   5.800%, 07/15/30** ......................................     NR/NR*           419,730
                  Arizona Capital Facilities Finance Corp. Arizona
                     State Student Housing
      1,000,000   6.125%, 09/01/20 ........................................    Baa3/NR           878,640
                  DC Ranch Community Facilities District
        500,000   5.000%, 07/15/27 AMBAC Insured ..........................    Baa1/NR           433,435
                  Maricopa Co. Industrial Development Authority
                     Multi-Family Mortgage Revenue Bonds
                     (National Health Project)
      1,300,000   5.500%, 01/01/18 FSA Insured ETM ........................    Aa3/AAA         1,480,804
                  Maricopa Co. Industrial Development Authority
                     Single Family Mortgage Revenue Bonds
      6,620,000   zero coupon, 02/01/16 ETM ...............................    Aaa/AAA         5,370,343
      3,565,000   zero coupon, 12/31/16 ETM ...............................    Aaa/AAA         2,784,122
      1,249,749   5.650%, 07/01/39 AMT GNMA Insured .......................     Aaa/NR         1,237,789

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                       S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  MORTGAGE REVENUE BONDS (CONTINUED)
                  Phoenix Industrial Development Authority Single
                     Family Mortgage Revenue
$       370,000   5.300%, 04/01/20 AMT GNMA Insured .......................     NR/AAA      $    368,979
        105,000   5.350%, 06/01/20 AMT GNMA Insured .......................     NR/AAA           105,001
                  Phoenix & Pima Co. Industrial Development
                     Authority Single Family Mortgage
      1,695,000   5.800%, 12/01/39 AMT GNMA Insured .......................     Aaa/NR         1,721,934
                  Phoenix/Pima/ Maricopa Co. Industrial Development
                     Authority Single Family Mortgage Revenue
        638,043   5.500%, 12/01/38 AMT GNMA Insured .......................     Aaa/NR           644,423
                  Pima Co. Industrial Development Authority Single
                     Family Mortgage Revenue
        125,000   6.500%, 02/01/17 ........................................     A2/NR            125,039
         15,000   6.100%, 05/01/31 AMT GNMA Insured .......................     NR/AAA            15,393
                  Scottsdale Waterfront Community Facilities District
        265,000   6.000%, 07/15/27 ........................................     NR/NR*           195,104
        620,000   6.050%, 07/15/32 ........................................     NR/NR*           439,865
                  South Campus Project Arizona State University
                     Student Housing
      1,205,000   5.625%, 09/01/28 National-re Insured ....................     Baa1/A         1,188,925
                  Southern Arizona Capital Facilities Finance Corp.
                     University of Arizona Student Housing
      1,000,000   5.100%, 09/01/33 National-re Insured (pre-refunded) .....      NR/A          1,120,950
                  Sundance Community Facilities District
      1,145,000   5.125%, 07/15/30 ........................................   Baa3/BBB-          837,430
                  Tucson & Pima Co. Single Family Mortgage Revenue
                     Bonds
      4,920,000   zero coupon, 12/01/14 ETM ...............................    Aaa/AAA         4,267,706
                  Yuma Industrial Development Authority Multi-Family
                     Mortgage Revenue Bonds (Rio Santa Fe)
      3,000,000   6.100%, 09/20/34 AMT GNMA Insured .......................     NR/AAA         3,093,210
                                                                                            ------------
                  Total Mortgage Revenue Bonds ............................                   26,728,822
                                                                                            ------------

                  UNIVERSITY REVENUE BONDS (6.9%)
                  Arizona Board of Regents-Northern Arizona University
                     System Revenue Bonds
      1,200,000   5.500%, 06/01/34 FGIC Insured (pre-refunded) ............     A2/A+          1,390,932
      2,500,000   5.000%, 06/01/38 ........................................     A2/A+          2,350,900

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                       S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  UNIVERSITY REVENUE BONDS (CONTINUED)
                  Arizona Board of Regents-University of Arizona
                     System Revenue Bonds
$     2,385,000   5.000%, 06/01/21 National-re FGIC Insured ...............     Aa3/AA      $  2,471,170
        750,000   5.800%, 06/01/24 FGIC Insured (pre-refunded) ............     NR/NR*           766,125
      1,000,000   5.000%, 06/01/33 ........................................     Aa3/AA         1,005,660
                  Arizona Student Loan Revenue
      1,000,000   5.875%, 05/01/18 AMT ....................................     Aaa/NR         1,013,400
      1,000,000   5.900%, 05/01/19 AMT ....................................     Aaa/NR         1,011,540
      1,000,000   6.150%, 05/01/29 AMT ....................................     A2/NR            985,270
                  Cochise Co. Community College District Revenue
                     Bonds
      1,740,000   5.125%, 07/01/26 Assured Guaranty Insured ...............     Aa2/NR         1,838,084
      1,825,000   5.125%, 07/01/28 Assured Guaranty Insured ...............     Aa2/NR         1,897,580
                  Glendale Industrial Development Authority
                     (Midwestern University)
        550,000   5.250%, 05/15/13 ........................................     NR/A-            594,539
      1,010,000   5.250%, 05/15/14 ........................................     NR/A-          1,092,517
        500,000   5.750%, 05/15/21 (pre-refunded) .........................     NR/AAA           549,405
      1,000,000   5.875%, 05/15/31 (pre-refunded) .........................     NR/AAA         1,101,100
                  Maricopa Co. Community College District
      2,000,000   4.000%, 07/01/21 ........................................    Aaa/AAA         2,016,400
                  Mohave Co. Community College District Revenue
                     Bonds
        470,000   4.850%, 03/01/15 AMBAC Insured ..........................     NR/BBB           475,776
                  Yavapai Co. Community College District Revenue
                     Bonds
        415,000   6.000%, 07/01/12 ........................................     NR/A-            422,337
                                                                                            ------------
                  Total University Revenue Bonds ..........................                   20,982,735
                                                                                            ------------

                  UTILITY REVENUE BONDS (13.2%)
                  Arizona Power Authority (Hoover Dam Project)
                     Revenue Bonds
      1,500,000   5.250%, 10/01/15 ........................................     Aa2/AA         1,706,115
      3,500,000   5.250%, 10/01/16 ........................................     Aa2/AA         3,986,675
      1,220,000   5.250%, 10/01/17 ........................................     Aa2/AA         1,385,566

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                       S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  UTILITY REVENUE BONDS (CONTINUED)
                  Arizona Wastewater Management Authority
                     Revenue Bonds
$     1,940,000   5.600%, 07/01/12 AMBAC Insured ..........................      NR/A       $  1,940,349
                  Arizona Water Infrastructure Finance Authority
                     Revenue Bonds
      1,465,000   5.750%, 10/01/11 ........................................    Aaa/NR+         1,496,234
      2,000,000   5.375%, 10/01/16 (pre-refunded) .........................    Aaa/NR+         2,192,520
      2,000,000   5.500%, 10/01/17 ........................................    Aaa/NR+         2,033,020
        650,000   5.000%, 10/01/22 ........................................    Aaa/AAA           687,316
      1,000,000   5.000%, 10/01/28 ........................................    Aaa/AAA         1,042,750
                  Central Arizona Water Conservation District
                     Revenue Bonds
      2,600,000   5.500%, 11/01/09 ........................................    Aa2/AA-         2,640,664
      2,250,000   5.500%, 11/01/10 ........................................    Aa2/AA-         2,383,582
                  Maricopa Co. Pollution Control (Arizona Public
                     Service) Revenue
        400,000   6.000%, 05/01/29 ........................................   Baa2/BBB-          410,028
                  Navajo Co. Pollution Control (Arizona Public Service)
                     Revenue
      1,000,000   5.500%, 06/01/34 ........................................   Baa2/BBB-        1,004,200
                  Pima Co. Industrial Development Authority (Tucson
                     Electric), Revenue Bonds
        315,000   7.250%, 07/15/10 FSA Insured ............................    Aa3/AAA           315,063
                  Pinal Co. Electrical District No. 4
        500,000   6.000%, 12/01/38 ........................................    NR/BBB-           415,580
                  Salt River Project Agricultural Improvement and
                     Power Revenue Bonds
      1,000,000   5.250%, 01/01/13 ........................................     Aa1/AA         1,089,490
      1,000,000   5.250%, 01/01/15 ........................................     Aa1/AA         1,071,520
      2,000,000   5.250%, 01/01/18 ........................................     Aa1/AA         2,117,680
      5,000,000   5.250%, 01/01/19 ........................................     Aa1/AA         5,291,750
      1,350,000   5.000%, 01/01/25 ........................................     Aa1/AA         1,373,288
      2,350,000   5.000%, 01/01/37 ........................................     Aa1/AA         2,339,543
      1,000,000   5.000%, 01/01/38 ........................................     Aa1/AA           993,980

                                                                                RATING
   PRINCIPAL                                                                   MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                       S&P          VALUE
---------------   ---------------------------------------------------------   ----------    ------------
                  UTILITY REVENUE BONDS (CONTINUED)
                  Salt Verde Finance Corp. Gas Revenue
$     3,000,000   5.250%, 12/01/28 ........................................      A3/A       $  2,462,310
                                                                                            ------------
                  Total Utility Revenue Bonds .............................                   40,379,223
                                                                                            ------------
                  Total Revenue Bonds .....................................                  251,186,943
                                                                                            ------------
                  Total Investments (cost $300,294,059 - note 4) ..........      99.5%       304,130,665
                  Other assets less liabilities ...........................       0.5          1,445,690
                                                                              -----------   ------------
                  Net Assets ..............................................     100.0%      $305,576,355
                                                                              ===========   ============

                                                             PERCENT OF
PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED          PORTFOLIO(1)
---------------------------------------------------          ------------
Aaa of Moody's or AAA of S&P or Fitch ....................       18.9%
Pre-refunded bonds(2) ....................................       23.8
Aa of Moody's or AA of S&P or Fitch ......................       23.0
A of Moody's or S&P or Fitch .............................       19.8
Baa of Moody's or BBB of S&P or Fitch ....................       12.6
Not rated* ...............................................        1.9
                                                             ------------
                                                                100.0%
                                                             ============

1 Where applicable, calculated using the highest rating of the three rating services.
2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.
* Any security not rated (NR) by any of the approved credit rating services has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
** Illiquid security: Considered illiquid because of restrictions as to sale. The security represents 0.1% of net assets.

FITCH RATINGS
-------------
+ AAA
++ A
+++ BBB

                             PORTFOLIO ABBREVIATIONS
                             -----------------------

           ACA - American Capital Assurance Financial Guaranty Corp. AMBAC - American Municipal Bond Assurance Corp.
           AMT - Alternative Minimum Tax
           ETM - Escrowed to Maturity
           FGIC - Financial Guaranty Insurance Co.
           FSA - Financial Security Assurance
           GNMA - Government National Mortgage Association
           National-re - National Public Finance Guarantee Corporation National-re FGIC - Reinsured FGIC bonds
           NR  - Not Rated

                See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30. 2009

ASSETS
        Investments at value (cost $300,294,059) ................................................   $    304,130,665
        Interest receivable .....................................................................          5,413,629
        Receivable for Trust shares sold ........................................................            578,525
        Other assets ............................................................................             18,780
                                                                                                    ----------------
        Total assets ............................................................................        310,141,599
                                                                                                    ----------------
LIABILITIES
        Cash overdraft ..........................................................................          1,736,301
        Payable for investment securities purchased .............................................          2,072,180
        Payable for Trust shares redeemed .......................................................            300,665
        Dividends payable .......................................................................            188,598
        Management fee payable ..................................................................            100,320
        Distribution and service fees payable ...................................................             41,217
        Accrued expenses ........................................................................            125,963
                                                                                                    ----------------
        Total liabilities .......................................................................          4,565,244
                                                                                                    ----------------
NET ASSETS ......................................................................................   $    305,576,355
                                                                                                    ================
        Net Assets consist of:
        Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share .....   $        301,252
        Additional paid-in capital ..............................................................        303,372,021
        Net unrealized appreciation on investments (note 4) .....................................          3,836,606
        Accumulated net realized loss on investments ............................................         (2,255,014)
        Undistributed net investment income .....................................................            321,490
                                                                                                    ----------------
                                                                                                    $    305,576,355
                                                                                                    ================
CLASS A
        Net Assets ..............................................................................   $    288,550,004
                                                                                                    ================
        Capital shares outstanding ..............................................................         28,448,475
                                                                                                    ================
        Net asset value and redemption price per share ..........................................   $          10.14
                                                                                                    ================
        Maximum offering price per share (100/96 of $10.14 adjusted to nearest cent) ............   $          10.56
                                                                                                    ================
CLASS C
        Net Assets ..............................................................................   $      7,086,191
                                                                                                    ================
        Capital shares outstanding ..............................................................            698,680
                                                                                                    ================
        Net asset value and offering price per share ............................................   $          10.14
                                                                                                    ================
        Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
                during the first 12 months after purchase) ......................................   $          10.14*
                                                                                                    ================
CLASS Y
        Net Assets ..............................................................................   $      9,940,160
                                                                                                    ================
        Capital shares outstanding ..............................................................            978,007
                                                                                                    ================
        Net asset value, offering and redemption price per share ................................   $          10.16
                                                                                                    ================

                See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30. 2009

INVESTMENT INCOME:
        Interest income ......................................                   $ 15,093,205

Expenses:
        Management fee (note 3) ..............................   $  1,204,619
        Distribution and service fees (note 3) ...............        491,155
        Transfer and shareholder servicing agent fees ........        222,385
        Trustees' fees and expenses (note 8) .................        129,586
        Legal fees (note 3) ..................................         76,229
        Shareholders' reports and proxy statements ...........         41,389
        Custodian fees (note 6) ..............................         26,684
        Registration fees and dues ...........................         25,707
        Auditing and tax fees ................................         20,500
        Insurance ............................................         13,549
        Chief compliance officer (note 3) ....................          4,040
        Miscellaneous ........................................         42,804
                                                                 ------------
        Total expenses .......................................      2,298,647

        Expenses paid indirectly (note 6) ....................        (26,132)
                                                                 ------------
        Net expenses .........................................                      2,272,515
                                                                                 ------------
        Net investment income ................................                     12,820,690

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain (loss) from securities transactions      (1,937,309)
        Change in unrealized appreciation on investments .....        (28,698)
                                                                 ------------
        Net realized and unrealized gain (loss) on investments                     (1,966,007)
                                                                                 ------------
        Net change in net assets resulting from operations ...                   $ 10,854,683
                                                                                 ============

                See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED       YEAR ENDED
                                                                        JUNE 30, 2009     JUNE 30, 2008
                                                                        -------------     -------------
OPERATIONS:
        Net investment income ......................................    $  12,820,690     $  13,178,986
        Net realized gain (loss) from securities transactions ......       (1,937,309)             (304)
        Change in unrealized appreciation on investments ...........          (28,698)       (5,250,637)
                                                                        -------------     -------------
                Change in net assets resulting from operations .....       10,854,683         7,928,045
                                                                        -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
        Class A Shares:
        Net investment income ......................................      (12,321,695)      (12,737,638)
        Net realized gain on investments ...........................               --        (1,228,524)

        Class C Shares:
        Net investment income ......................................         (207,021)         (202,992)
        Net realized gain on investments ...........................               --           (23,338)

        Class Y Shares:
        Net investment income ......................................         (354,291)         (214,114)
        Net realized gain on investments ...........................               --           (21,730)
                                                                        -------------     -------------
                Change in net assets from distributions ............      (12,883,007)      (14,428,336)
                                                                        -------------     -------------

CAPITAL SHARE TRANSACTIONS (note 7):
        Proceeds from shares sold ..................................       25,284,408        26,108,642
        Reinvested dividends and distributions .....................        7,137,284         8,355,009
        Cost of shares redeemed ....................................      (39,258,229)      (41,420,653)
                                                                        -------------     -------------
                Change in net assets from capital share transactions       (6,836,537)       (6,957,002)
                                                                        -------------     -------------
                Change in net assets ...............................       (8,864,861)      (13,457,293)

NET ASSETS:
        Beginning of period ........................................      314,441,216       327,898,509
                                                                        -------------     -------------
        End of period* .............................................    $ 305,576,355     $ 314,441,216
                                                                        =============     =============

        *Includes undistributed net investment income of: ..........    $     321,490     $     315,074
                                                                        =============     =============

                See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2009

1. ORGANIZATION

      Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective July 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The Trust's investments are assigned levels based upon the observability.

      The three-tier hierarchy inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

      The following is a summary of the valuation inputs, representing 100% of the Trust's investments (details of which can be found in the schedule of investments), used to value the Trust's net assets as of June 30, 2009:

            VALUATION INPUTS                           INVESTMENTS IN SECURITIES
            ----------------                           -------------------------
            Level 1 - Quoted Prices .........................  $         --
            Level 2 - Other Significant Observable Inputs
              Municipal Bonds ...............................   304,130,665
            Level 3 - Significant Unobservable Inputs .......            --
                                                               ------------
            Total ...........................................  $304,130,665
                                                               ============

c)    ACCOUNTING  PRONOUNCEMENTS:   In  April  2009,  the  Financial  Accounting
      Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. The adoption of FSP 157-4 did not have an impact on the Trust's financial statements and the Trust has made the required additional disclosures.

      In May 2009, the FASB issued SFAS No. 165,  "Subsequent  Events" (SFAS No.
      165). The Trust adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep financial statements from being misleading, an entity is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Trust has evaluated subsequent events through the issuance of its financial statements on August 28, 2009.

      The Trust has adopted the provisions of Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), effective June 30, 2009. SFAS 161 requires enhanced disclosures about a fund's derivative and hedging activities, including how such activities are accounted for and their effect on a fund's financial position, performance and cash flows. The Trust does not invest in derivative instruments or engage in hedging activities. As a result, SFAS 161 did not impact the Trust's financial statements.

d) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      The Trust has adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has reviewed the tax positions for each of the open tax years (2006-2009) and has determined that implementation of FIN 48 did not have a material impact on the Trust's financial statements.

f) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager's services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended June 30, 2009, distribution fees on Class A Shares amounted to $430,658, of which the Distributor retained $24,508.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the year ended June 30, 2009 amounted to $45,373. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the year ended June 30, 2009, amounted to $15,124. The total of these payments with respect to Class C Shares amounted to $60,497, of which the Distributor retained $10,456.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Trust's shares are sold primarily through the facilities of intermediaries having offices within Arizona, with the bulk of sales commissions inuring to such intermediaries. For the year ended June 30, 2009, total commissions on sales of Class A Shares amounted to $371,879, of which the Distributor received $75,651.

c) OTHER RELATED PARTY TRANSACTIONS

      For the year ended June 30, 2009, the Trust incurred $76,065 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2009,  purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $54,857,878   and   $68,001,452,
respectively.

      At June 30, 2009, the aggregate tax cost for all securities was $300,072,397. At June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $12,437,453 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $8,379,185 for a net unrealized appreciation of $4,058,268.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At June 30, 2009, the Trust had 1.0% of its net assets invested in two such municipal issues.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Trust were as follows:

                                              YEAR ENDED                        YEAR ENDED
                                             JUNE 30, 2009                     JUNE 30, 2008
                                     -----------------------------     -----------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
                                     ------------     ------------     ------------     ------------
CLASS A SHARES:
        Proceeds from shares sold       1,755,140     $ 17,618,666        1,845,320     $ 19,151,082
        Reinvested distributions          687,019        6,866,885          782,579        8,107,378
        Cost of shares redeemed .      (3,523,909)     (34,877,749)      (3,728,768)     (38,679,698)
                                     ------------     ------------     ------------     ------------
        Net change ..............      (1,081,750)     (10,392,198)      (1,100,869)     (11,421,238)
                                     ------------     ------------     ------------     ------------
CLASS C SHARES:
        Proceeds from shares sold         364,366        3,671,039          178,855        1,845,517
        Reinvested distributions           11,410          114,191           12,652          131,062
        Cost of shares redeemed .        (285,288)      (2,824,152)        (215,493)      (2,234,067)
                                     ------------     ------------     ------------     ------------
        Net change ..............          90,488          961,078          (23,986)        (257,488)
                                     ------------     ------------     ------------     ------------
CLASS Y SHARES:
        Proceeds from shares sold         395,257        3,994,703          491,535        5,112,043
        Reinvested distributions           15,584          156,208           11,247          116,569
        Cost of shares redeemed .        (158,354)      (1,556,328)         (48,438)        (506,888)
                                     ------------     ------------     ------------     ------------
        Net change ..............         252,487        2,594,583          454,344        4,721,724
                                     ------------     ------------     ------------     ------------
Total transactions in Trust
        shares ..................        (738,775)    $ (6,836,537)        (670,511)    $ (6,957,002)
                                     ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2009 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended

June 30, 2009 was $102,500, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting and Outreach Meetings of Shareholders. For the year ended June 30, 2009, such meeting-related expenses amounted to $27,086.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net assets per share. For the year ended June 30, 2009 the Trust increased undistributed net income by $68,733, increased accumulated net realized loss on investments by $117,254 and increased additional paid-in capital by $48,521 due to book tax differences. As of June 30, 2009 there were post-October capital loss deferrals of $2,345,026 which will be recognized in the following year.

      The tax character of distributions:

                                                Year Ended June 30,
                                               2009             2008
                                           ------------     ------------
      Net tax-exempt income                $ 12,883,007     $ 13,145,835
      Ordinary income                                --            8,909
      Long-term capital gain                         --        1,273,592
                                           ------------     ------------
                                           $ 12,883,007     $ 14,428,336
                                           ============     ============

      As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income $         188,598
      Undistributed taxable income               99,827
      Undistributed realized gains               90,013
      Unrealized appreciation                 4,058,268
      Other temporary differences            (2,533,624)
                                           ------------
                                           $  1,903,082
                                           ============

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. RECENT DEVELOPMENT

      Since December 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of most of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                           TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                              CLASS A
                                                                ------------------------------------------------------------------
                                                                                        YEAR ENDED JUNE 30,
                                                                ------------------------------------------------------------------
                                                                  2009           2008           2007          2006          2005
                                                                --------       --------       --------      --------      --------
Net asset value, beginning of period .......................    $  10.19       $  10.40       $  10.45      $  10.92      $  10.64
                                                                --------       --------       --------      --------      --------
Income from investment operations:
        Net investment income ..............................        0.43++         0.43++         0.43+         0.42+         0.43+
        Net gain (loss) on securities (both realized and
            unrealized) ....................................       (0.05)         (0.17)            --         (0.40)         0.28
                                                                --------       --------       --------      --------      --------
        Total from investment operations ...................        0.38           0.26           0.43          0.02          0.71
                                                                --------       --------       --------      --------      --------
Less distributions (note 10):
        Dividends from net investment income ...............       (0.43)         (0.43)         (0.43)        (0.42)        (0.43)
        Distributions from capital gains ...................          --          (0.04)         (0.05)        (0.07)           -*
                                                                --------       --------       --------      --------      --------
        Total distributions ................................       (0.43)         (0.47)         (0.48)        (0.49)        (0.43)
                                                                --------       --------       --------      --------      --------
Net asset value, end of period .............................    $  10.14       $  10.19       $  10.40      $  10.45      $  10.92
                                                                ========       ========       ========      ========      ========
Total return (not reflecting sales charge) .................        3.86%          2.52%          4.11%         0.22%         6.79%
Ratios/supplemental data
        Net assets, end of period (in thousands) ...........    $288,550       $300,839       $318,499      $354,538      $396,840
        Ratio of expenses to average net assets ............        0.75%          0.75%          0.75%         0.76%         0.74%
        Ratio of net investment income to average net assets        4.26%          4.13%          4.00%         3.96%         3.95%
        Portfolio turnover rate ............................       18.55%         17.72%         13.63%        19.34%        19.54%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

        Ratio of expenses to average net assets ............        0.74%          0.74%          0.74%         0.75%         0.73%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.
*     Amount represents less than $0.01.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

See accompanying notes to financial statements.

                           TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      CLASS C
                                                        ------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                        ------------------------------------------------------------------
                                                          2009           2008           2007          2006          2005
                                                        --------       --------       --------      --------      --------
Net asset value, beginning of period ...............    $  10.19       $  10.40       $  10.45      $  10.92      $  10.64
                                                        --------       --------       --------      --------      --------
Income from investment operations
        Net investment income ......................        0.34++         0.34++         0.34+         0.33+         0.34+
        Net gain (loss) on securities (both realized
            and unrealized) ........................       (0.05)         (0.17)            --         (0.40)         0.28
                                                        --------       --------       --------      --------      --------
        Total from investment operations ...........        0.29           0.17           0.34         (0.07)         0.62
                                                        --------       --------       --------      --------      --------
Less distributions (note 10):
        Dividends from net investment income .......       (0.34)         (0.34)         (0.34)        (0.33)        (0.34)
        Distributions from capital gains ...........          --          (0.04)         (0.05)        (0.07)           -*
                                                        --------       --------       --------      --------      --------
        Total distributions ........................       (0.34)         (0.38)         (0.39)        (0.40)        (0.34)
                                                        --------       --------       --------      --------      --------
Net asset value, end of period .....................    $  10.14       $  10.19       $  10.40      $  10.45      $  10.92
                                                        ========       ========       ========      ========      ========
Total return (not reflecting sales charge) .........        2.98%          1.65%          3.23%        (0.63)%        5.89%
Ratios/supplemental data
        Net assets, end of period (in thousands) ...    $  7,086       $  6,196       $  6,573      $  6,846      $ 10,441
        Ratio of expenses to average net assets ....        1.60%          1.60%          1.60%         1.61%         1.59%
        Ratio of net investment income to average
            net assets .............................        3.38%          3.27%          3.15%         3.11%         3.10%
        Portfolio turnover rate ....................       18.55%         17.72%         13.63%        19.34%        19.54%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

        Ratio of expenses to average net assets ....        1.59%          1.59%          1.59%         1.61%         1.58%

                                                                                      CLASS Y
                                                        ------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                        ------------------------------------------------------------------
                                                          2009           2008           2007          2006          2005
                                                        --------       --------       --------      --------      --------
Net asset value, beginning of period ...............    $  10.21       $  10.42       $  10.48      $  10.95      $  10.67
                                                        --------       --------       --------      --------      --------
Income from investment operations
        Net investment income ......................        0.44++         0.44++         0.44+         0.44+         0.45+
        Net gain (loss) on securities (both realized
            and unrealized) ........................       (0.05)         (0.17)         (0.01)        (0.40)         0.28
                                                        --------       --------       --------      --------      --------
        Total from investment operations ...........        0.39           0.27           0.43          0.04          0.73
                                                        --------       --------       --------      --------      --------
Less distributions (note 10):
        Dividends from net investment income .......       (0.44)         (0.44)         (0.44)        (0.44)        (0.45)
        Distributions from capital gains ...........          --          (0.04)         (0.05)        (0.07)           -*
                                                        --------       --------       --------      --------      --------
        Total distributions ........................       (0.44)         (0.48)         (0.49)        (0.51)        (0.45)
                                                        --------       --------       --------      --------      --------
Net asset value, end of period .....................    $  10.16       $  10.21       $  10.42      $  10.48      $  10.95
                                                        ========       ========       ========      ========      ========
Total return (not reflecting sales charge) .........        4.02%          2.68%          4.16%         0.38%         6.95%
Ratios/supplemental data
        Net assets, end of period (in thousands) ...    $  9,940       $  7,406       $  2,826      $  2,060      $  1,787
        Ratio of expenses to average net assets ....        0.60%          0.60%          0.60%         0.61%         0.59%
        Ratio of net investment income to average
            net assets .............................        4.39%          4.24%          4.14%         4.11%         4.10%
        Portfolio turnover rate ....................       18.55%         17.72%         13.63%        19.34%        19.54%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

        Ratio of expenses to average net assets ....        0.59%          0.59%          0.59%         0.60%         0.58%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.
*     Amount represents less than $0.01.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

                See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES AND OFFICERS(1)

                                                                                                NUMBER OF
                        POSITIONS                                                               PORTFOLIOS  OTHER DIRECTORSHIPS HELD
                        HELD WITH                                                               IN FUND     BY TRUSTEE (THE POSITION
NAME,                   TRUST AND             PRINCIPAL                                         COMPLEX     HELD IS A DIRECTORSHIP
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    UNLESS INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------

INTERESTED TRUSTEE(4)

Diana P. Herrmann       Trustee since 1994    Vice Chair and Chief Executive Officer of             12      ICI Mutual Insurance
New York, NY            and President since   Aquila Management Corporation, Founder of the                 Company
(02/25/58)              1998                  Aquila Group of Funds(5) and parent of Aquila
                                              Investment Management LLC, Manager since 2004,
                                              President since 1997, Chief Operating Officer,
                                              1997-2008, a Director since 1984, Secretary
                                              since 1986 and previously its Executive Vice
                                              President, Senior Vice President or Vice
                                              President, 1986-1997; Chief Executive Officer
                                              and Vice Chair since 2004, President and
                                              Manager of the Manager since 2003, and Chief
                                              Operating Officer of the Manager, 2003-2008;
                                              Chair, Vice Chair, President, Executive Vice
                                              President or Senior Vice President of funds in
                                              the Aquila Group of Funds since 1986; Director
                                              of the Distributor since 1997; Governor,
                                              Investment Company Institute (a trade
                                              organization for the U.S. mutual fund industry
                                              dedicated to protecting shareholder interests
                                              and educating the public about investing) and
                                              head of its Small Funds Committee since 2004;
                                              active in charitable and volunteer
                                              organizations.

NON-INTERESTED TRUSTEE

Anne J. Mills           Chair of the Board    President, Loring Consulting Company since            4       None
Scottsdale, AZ          of Trustees since     2001; Vice President for Business Management
                        2005 and Trustee      and CFO, Ottawa University, 1992-2001,
                        since 1986            2006-2008; IBM Corporation, 1965-1991;
                                              currently active with various charitable,
                                              educational and religious organizations.

                                                                                                NUMBER OF
                        POSITIONS                                                               PORTFOLIOS  OTHER DIRECTORSHIPS HELD
                        HELD WITH                                                               IN FUND     BY TRUSTEE (THE POSITION
NAME,                   TRUST AND             PRINCIPAL                                         COMPLEX     HELD IS A DIRECTORSHIP
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    UNLESS INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------

Ernest Calderon         Trustee since 2004    Founder, Calderon Law Offices, since 2004;            2       None
Phoenix, AZ                                   Equity Partner, Jennings, Strouss & Salmon,
(10/24/57)                                    PLC, 1993-2004; member, Arizona Board of
                                              Regents since 2003 and member of Governor
                                              Janice Brewer's Transition Team since 2009;
                                              Past President, Grand Canyon Council of Boy
                                              Scouts of America; Past President, State Bar of
                                              Arizona, 2003-2004; member, American Law
                                              Institute.

Thomas W. Courtney      Trustee since 1986    President, Courtney Associates, Inc., a venture       5       None
Sewickley, PA                                 capital firm, since 1988.
(08/17/33)

Grady Gammage, Jr.      Trustee since 2001    Founding partner, Gammage & Burnham, PLC, a law       3       None
Phoenix, AZ                                   firm, Phoenix, Arizona, since 1983; director,
(10/01/51)                                    Central Arizona Water Conservation District,
                                              1992-2004; director, Arizona State University
                                              Foundation since 1998; Maricopa Partnership for
                                              Arts & Culture; Public Architecture; Arizona
                                              Historical Foundation.

John C. Lucking         Trustee since 1994    President, Econ-Linc, an economic consulting          3       None
Phoenix, AZ                                   firm, since 1995; formerly Consulting
(05/20/43                                     Economist, Bank One Arizona and Chief
                                              Economist, Valley National Bank; member,
                                              Arizona's Joint Legislative Budget Committee
                                              Economic Advisory Panel and the Western Blue
                                              Chip Economic Forecast Panel; Board member,
                                              Northern Arizona University Foundation since
                                              1997; member, various historical, civic and
                                              economic associations.


                                                                                                NUMBER OF
                        POSITIONS                                                               PORTFOLIOS  OTHER DIRECTORSHIPS HELD
                        HELD WITH                                                               IN FUND     BY TRUSTEE (THE POSITION
NAME,                   TRUST AND             PRINCIPAL                                         COMPLEX     HELD IS A DIRECTORSHIP
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    UNLESS INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------

OTHER INDIVIDUALS

CHAIRMAN EMERITUS(6)

Lacy B. Herrmann        Founder and Chairman  Founder and Chairman of the Board, Aquila             N/A     N/A
New York, NY            Emeritus since 2005;  Management Corporation, the sponsoring
(05/12/29)              Chairman of the       organization and parent of the Manager or
                        Board of Trustees     Administrator and/or Adviser or Sub-Adviser to
                        1985-2005             each fund of the Aquila Group of Funds;
                                              Chairman of the Manager or Administrator and/or
                                              Adviser or Sub-Adviser to each since 2004;
                                              Founder and Chairman Emeritus of each fund in
                                              the Aquila Group of Funds; previously Chairman
                                              and a Trustee of each fund in the Aquila Group
                                              of Funds since its establishment until 2004 or
                                              2005; Director of the Distributor since 1981
                                              and formerly Vice President or Secretary,
                                              1981-1998; Director or trustee, Premier VIT,
                                              1994 - 2009; Director or trustee of Oppenheimer
                                              Quest Value Funds Group, Oppenheimer Small Cap
                                              Value Fund, Oppenheimer Midcap Fund, 1987 -
                                              2009, and Oppenheimer Rochester Group of Funds,
                                              1995 - 2009; Trustee Emeritus, Brown University
                                              and the Hopkins School; active in university,
                                              school and charitable organizations.

OFFICERS

Charles E. Childs, III  Executive Vice        Executive Vice President of all funds in the          N/A     N/A
New York, NY            President since 2003  Aquila Group of Funds and the Manager and the
(04/01/57)                                    Manager's parent since 2003; Executive Vice
                                              President and Chief Operating Officer of the
                                              Manager and the Manager's parent since 2008;
                                              formerly Senior Vice President, corporate
                                              development, Vice President, Assistant Vice
                                              President and Associate of the Manager's parent
                                              since 1987; Senior Vice President, Vice
                                              President or Assistant Vice President of the
                                              Aquila Money-Market Funds, 1988-2003.

                                                                                                NUMBER OF
                        POSITIONS                                                               PORTFOLIOS  OTHER DIRECTORSHIPS HELD
                        HELD WITH                                                               IN FUND     BY TRUSTEE (THE POSITION
NAME,                   TRUST AND             PRINCIPAL                                         COMPLEX     HELD IS A DIRECTORSHIP
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    UNLESS INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------

Maryann Bruce           Senior Vice           President, Aquila Distributors, Inc., since           N/A     N/A
Cornelius, NC           President since 2009  2008; Senior Vice President of the equity and
(04/01/60)                                    bond funds in the Aquila Group of Funds since
                                              2009; Executive Managing Director, Evergreen
                                              Investments, 2004 - 2007, President, Evergreen
                                              Investment Services, Inc., 1999 - 2007;
                                              President and CEO, Allstate Financial
                                              Distributors, Inc., 1998 - 1999; Senior Vice
                                              President and Director Financial Institution
                                              Division, OppenheimerFunds, Inc., 1990 - 1998,
                                              Regional Vice President, 1987 - 1990; Vice
                                              President and Mutual Fund Marketing Manager,
                                              J.C. Bradford & Company, 1982 - 1987.

Todd W. Curtis          Senior Vice           Senior Vice President and Portfolio Manager,          N/A     N/A
Phoenix, AZ             President since 2004  Tax-Free Trust of Arizona, since August 2004;
(06/08/49)                                    Vice President and Portfolio Manager, Churchill
                                              Tax-Free Fund of Kentucky, since 2009, backup
                                              portfolio manager, 2004-2009; Vice President
                                              and Portfolio Manager, Tax-Free Fund For Utah,
                                              since 2009; Vice President and Portfolio
                                              Manager, Banc One Investment Advisors, Inc. and
                                              its predecessors, 1981-2004.

Alan R. Stockman        Senior Vice           Senior Vice President, Tax-Free Fund of               N/A     N/A
Glendale, AZ            President since 2001  Colorado, since 2009; Senior Vice President,
(07/31/54)                                    Tax-Free Trust of Arizona since 2001, Vice
                                              President, 1999-2001; Vice President, Aquila
                                              Rocky Mountain Equity Fund since 1999; Bank
                                              One, Commercial Client Services representative,
                                              1997-1999; Trader and Financial Consultant,
                                              National Bank of Arizona (Zions Investment
                                              Securities Inc.), Phoenix, Arizona 1996-1997.

                                                                                                NUMBER OF
                        POSITIONS                                                               PORTFOLIOS  OTHER DIRECTORSHIPS HELD
                        HELD WITH                                                               IN FUND     BY TRUSTEE (THE POSITION
NAME,                   TRUST AND             PRINCIPAL                                         COMPLEX     HELD IS A DIRECTORSHIP
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    UNLESS INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------

Marie E. Aro            Vice President since  Senior Vice President, Aquila Rocky Mountain          N/A     N/A
Denver, CO              2004                  Equity Fund, and Vice President, Tax-Free Trust
(02/10/55)                                    of Arizona, since 2004; Senior Vice President,
                                              Aquila Three Peaks High Income Fund, since
                                              2006; Vice President, INVESCO Funds Group,
                                              1998-2003; Vice President, Aquila Distributors,
                                              Inc., 1993-1997.

Robert W. Anderson      Chief Compliance      Chief Compliance Officer of the Trust and each        N/A     N/A
New York, NY            Officer since 2004    of the other funds in the Aquila Group of
(08/23/40)              and Assistant         Funds, the Manager and the Distributor since
                        Secretary since 2000  2004, Compliance Officer of the Manager or its predecessor and current parent 1998-2004;
                                              Assistant Secretary of the Aquila Group of
                                              Funds since 2000.

Joseph P. DiMaggio      Chief Financial       Chief Financial Officer of each fund in the           N/A     N/A
New York, NY            Officer since 2003    Aquila Group of Funds since 2003 and Treasurer
(11/06/56)              and Treasurer since   since 2000.
                        2000

Edward M. W. Hines      Secretary since 1985  Shareholder of Butzel Long, a professional            N/A     N/A
New York, NY                                  corporation, counsel to the Trust, since 2007;
(12/16/39)                                    Partner of Hollyer Brady Barrett & Hines LLP,
                                              its predecessor as counsel, 1989-2007;
                                              Secretary of each fund in the Aquila Group of
                                              Funds.

                                                                                                NUMBER OF
                        POSITIONS                                                               PORTFOLIOS  OTHER DIRECTORSHIPS HELD
                        HELD WITH                                                               IN FUND     BY TRUSTEE (THE POSITION
NAME,                   TRUST AND             PRINCIPAL                                         COMPLEX     HELD IS A DIRECTORSHIP
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    UNLESS INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------

John M. Herndon         Assistant Secretary   Assistant Secretary of each fund in the Aquila        N/A     N/A
New York, NY            since 1995            Group of Funds since 1995 and Vice President of
(12/17/39)                                    the three Aquila Money-Market Funds since 1990;
                                              Vice President of the Manager or its
                                              predecessor and current parent since 1990.

Lori A. Vindigni        Assistant Treasurer   Assistant Treasurer of each fund in the Aquila        N/A     N/A
New York, NY            since 2000            Group of Funds since 2000; Assistant Vice
(11/02/66)                                    President of the Manager or its predecessor and
                                              current parent since 1998; Fund Accountant for
                                              the Aquila Group of Funds, 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC's internet site at www.sec.gov.
(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Arizona, 380 Madison Avenue, New York, NY 10017.
(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.
(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds."
(6) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2009

                  ACTUAL
               TOTAL RETURN      BEGINNING          ENDING           EXPENSES
                  WITHOUT         ACCOUNT           ACCOUNT         PAID DURING
             SALES CHARGES(1)      VALUE             VALUE         THE PERIOD(2)
--------------------------------------------------------------------------------
Class A           6.66%          $1,000.00         $1,066.60          $3.76
--------------------------------------------------------------------------------
Class C           6.22%          $1,000.00         $1,062.20          $8.07
--------------------------------------------------------------------------------
Class Y           6.74%          $1,000.00         $1,067.40          $2.97
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.58% AND 0.58% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2009

               HYPOTHETICAL
                ANNUALIZED       BEGINNING          ENDING           EXPENSES
                   TOTAL          ACCOUNT           ACCOUNT         PAID DURING
                  RETURN           VALUE             VALUE         THE PERIOD(1)
--------------------------------------------------------------------------------
Class A           5.00%          $1,000.00         $1,021.16          $3.67
--------------------------------------------------------------------------------
Class C           5.00%          $1,000.00         $1,016.97          $7.89
--------------------------------------------------------------------------------
Class Y           5.00%          $1,000.00         $1,021.92          $2.90
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.58% AND 0.58% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust's entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Trust's portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust's portfolio holding schedule for the most recently completed period by visiting the Trust's website at www.aquilafunds.com. The Trust also discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on the 5th business day following the month end. This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended June 30, 2009, $12,883,007 of dividends paid by Tax-Free Trust of Arizona, constituting 100% of total dividends paid during fiscal year 2009 were exempt-interest dividends.

      Prior to January 31, 2009, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2008 CALENDAR YEAR.

      Prior to January 31, 2010, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2009 CALENDAR YEAR.
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT

      Renewal until October 31, 2009 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Trust and the Manager was approved by the Board of Trustees and the independent Trustees in February, 2009. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     A copy of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o     The Annual Report of the Trust for the year ended June 30, 2008;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered, the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Manager has employed Mr. Todd Curtis as portfolio manager for the Trust and has established facilities for credit analysis of the Trust's portfolio securities. Mr. Curtis, based in Phoenix, has provided local information regarding specific holdings in the Trust's portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Arizona in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital.

      The Manager has additionally provided all administrative services to the Trust. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Trust's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST AND THE MANAGER.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors, with national averages and benchmark index. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Arizona funds, the Trust had good investment performance compared to its peers. Furthermore, the Trustees noted that the Trust's net asset value generally fluctuated modestly compared to the local competitors. The Board considered these results to be consistent with the purposes of the Trust.

      The Board concluded that the performance of the Trust, in light of market conditions, was good. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust's similar-sized local competitors.

      The Board further concluded that profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's asset size had been declining in recent years. They observed that the extraordinary recent turbulence in the financial markets might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicate that the Trust's fees are already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

--------------------------------------------------------------------------------
PRIVACY NOTICE (UNAUDITED)

                           TAX-FREE TRUST OF ARIZONA

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                           AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.
--------------------------------------------------------------------------------

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

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES
  Anne J. Mills, Chair
  Ernest Calderon
  Thomas W. Courtney
  Grady Gammage, Jr.
  Diana P. Herrmann
  John C. Lucking

OFFICERS
  Diana P. Herrmann, President
  Todd W. Curtis, Senior Vice President and Portfolio Manager
  Maryann Bruce, Senior Vice President
  Alan R. Stockman, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PNC Global Investment Servicing
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43040

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  TAIT, WELLER & BAKER LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of June 3, 2009 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,000 in 2008 and $18,900 in 2009.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,100 in 2008 and 2009, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.


ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.





SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA


By:  /s/  Diana P. Herrmann
-----------------------------------
President and Trustee
September 8, 2009


By:  /s/  Joseph P. DiMaggio
-------------------------------------
September 8, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
September 8, 2009



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 8, 2009





TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX


(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.